Credit Risk Concentrations (Tables)	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]	The following table represents the diversification of the Account’s portfolio by region and property type:

	East	West	South	Foreign(2)	Midwest	Total
Office	20.5%	15.0%	6.7%	—	0.3%	42.5%
Apartment	8.9%	8.8%	4.8%	—	—	22.5%
Retail	3.2%	4.3%	8.4%	1.6%	0.2%	17.7%
Industrial	1.3%	7.4%	3.6%	—	0.9%	13.2%
Other(3)	3.1%	0.3%	0.6%	—	0.1%	4.1%

Total	37.0%	35.8%	24.1%	1.6%	1.5%	100.0%

(1)	Wholly owned properties are represented at fair value and gross of any debt, while joint venture properties are represented at net equity value.

(2)	Represents real estate investment in France.

(3)	Represents interest in Storage Portfolio investment, a fee interest encumbered by a ground lease real estate investment and a land development.

Properties in the “East” region are located in: CT, DC, DE, KY, MA, MD, ME, NC, NH, NJ, NY, PA, RI, SC, VA, VT, WV

Properties in the “West” region are located in: AK, AZ, CA, CO, HI, ID, MT, NM, NV, OR, UT, WA, WY

Properties in the “South” region are located in: AL, AR, FL, GA, LA, MS, OK, TN, TX

Properties in the “Midwest” region are located in: IA, IL, IN, KS, MI, MN, MO, ND, NE, OH, SD, WI